Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
As part of our overall risk management processes, we maintain a process for assessing, identifying and managing material risks from cybersecurity threats, including risks relating to the disruption of business operations or financial reporting systems, IP theft, source code contamination, fraud, extortion, harm to employees or customers, violations of privacy laws and other legal and reputational risks (Cybersecurity Management Process). This process is focused on our main operating facilities and networks in Israel, while the processes at our subsidiaries abroad are led by local management and vary in light of their respective needs, operational considerations and regulatory requirements.
Cybersecurity risks are considered under our Cybersecurity Management Process on an ongoing basis and alongside other company risks as part of the Board's annual review of the Company's overall risk profile. The Cybersecurity Management Process is based on methodologies implemented in consultation with external enterprise risk professionals and with the involvement of Company subject matter experts and management, as applicable. The process includes gathering the information necessary to identify risks, evaluating the nature and severity of these risks, identifying mitigation strategies, assessing the impact of these strategies on residual risks and effectively responding to cybersecurity incidents when they occur.

Our Cybersecurity Management Process includes:

•a cybersecurity and information security framework that includes risk assessment and mitigation through a threat intelligence-driven approach, application controls, and enhanced security defenses. We comply with the guidelines and instructions of the Israeli Director of Security of the Defense Establishment (DSDE) and look to industry best practices in developing our processes in this area;

•development, implementation, and improvement of policies and procedures designed to safeguard information and maintain the availability of critical data and systems;

•utilization of software and hardware solutions designed to protect and monitor our environment, including, among others, multifactor authentication, access controls, system backups, encryption, firewalls, intrusion detection and prevention systems, misconfiguration systems and identity management systems – in each case, for relevant systems as determined by the Company;

•leveraging certifications under ISO-27001/27032/27035/27036 and ISO-27017/27018 standards for general information technology controls, and the requirements of the Sarbanes-Oxley Act of 2002 for assessment of internal controls;

•information security awareness training, including among others “phishing testing” conducted on a quarterly basis by our cybersecurity team for employees, regular cybersecurity updates and enhanced quarterly training for specialized employees involved in our systems and processes that handle sensitive information, customer data or audits. We also run annual tabletop exercises led by our Chief Information Security Officer (CISO) for our Executive Vice President - Chief Operating Officer (COO), Chief Security Officer (CSO) and Chief Information Officer (CIO) to simulate a response to a cybersecurity incident, and use the findings to improve our practices, procedures, and technologies;

•a Cybersecurity Incident Response Plan, which provides a framework for handling cybersecurity incidents. Our Cybersecurity Incident Response Plan is based on the severity of the incident and facilitates cross-functional coordination across the Company and compliance with potentially applicable legal obligations, including processes for reporting cybersecurity incidents with an estimated material effect to the Board and issuing timely public disclosures, when applicable. In addition, we have established a Security Operations Center (SOC) at our headquarters in Israel to monitor and detect cyber incidents in real time and to manage our methodological response to such incidents, which is managed by our detection and response (D&R) team;

•regular testing of our controls through penetration testing, vulnerability scanning, and attack simulations (including the use of breach and attack simulation systems and independent third-party service providers, as described below);

•collaborating with our peers in the areas of threat intelligence, vulnerability management, response and drills, and sharing threat intelligence and best practices across industries to fight cybercrime, enhance privacy, discuss new technologies, better understand the evolving regulatory environment, and advance capabilities in these areas;

•identification of threats associated with our use of third-party service providers, including conducting surveys as necessary on a project-by-project basis, taking into consideration the needs of the project and the level of risk associated with such project. We also include data security obligations and data breach notification requirements in our agreements with third-party service providers that have access to information originating from our IT systems, as necessary on a project-by-project basis; and
•engagement of independent third-party service providers in connection with our Cybersecurity Management Process who regularly: (a) review, assess and report on our internal incident response preparedness and help identify areas for continued focus and improvement; and (b) test for cyber vulnerabilities. Elbit Systems has also initiated regular information technology reviews performed by a third party based on ISO-27001/27032/27035 and ISO-27017/27018. In addition, as an Israeli defense company, we are subject to periodic reviews by the DSDE, in which our cybersecurity processes, technologies and professional capabilities and certifications are evaluated in relation to the DSDE's requirements and standards.

In recent years we have devoted significant increasing resources, to configuring, operating, maintaining, monitoring, upgrading and improving the security of our systems and databases, handling cyber incidents and meeting applicable customer requirements regarding their protection. As of the date hereof, our business strategy, results of operations and financial condition have not been materially affected by risks from cybersecurity threats, including as a result of previous cybersecurity incidents; however, we cannot provide assurance that they will not be materially affected in the future by such risks and any future material incidents. We have experienced an increase in the number of these threats and attempted cyber-attacks in recent years, which may be related to the geopolitical environment. In particular, we have been, and may continue to be, targeted by nation states and experienced and skilled computer programmers and hackers, including those sponsored by or acting for foreign governments or terrorist organizations and in some cases, using AI, including generative AI and agentic AI to facilitate their attacks. However, none of these acts were believed to have had a material effect on the Company. Where required, relevant authorities were notified in accordance with the law and the relevant procedures the Company and its subsidiaries have in place. Our suppliers are also sometimes subject to cyber-attacks, which have increased in recent years and pose a risk to those of our systems and operations that depend on such suppliers. For example, in September 2025 one of our suppliers experienced a cybersecurity incident that resulted in the disclosure of certain unclassified material related to a Company project. Elbit Systems' network was not breached, an investigation was conducted and we believe this incident did not have a material impact on the Company. For additional information related to our cybersecurity risks, see Item 3. Key Information – Risk Factors – Risks Related to Our Operations – A cyber or security attack or other similar incident resulting in a breach, disruption or failure in our or our supply chain's digital environment, or of our products, could adversely affect us.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Cybersecurity risks are considered under our Cybersecurity Management Process on an ongoing basis and alongside other company risks as part of the Board's annual review of the Company's overall risk profile. The Cybersecurity Management Process is based on methodologies implemented in consultation with external enterprise risk professionals and with the involvement of Company subject matter experts and management, as applicable. The process includes gathering the information necessary to identify risks, evaluating the nature and severity of these risks, identifying mitigation strategies, assessing the impact of these strategies on residual risks and effectively responding to cybersecurity incidents when they occur.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The Board is primarily responsible for oversight of risks from cybersecurity threats. To fulfill this responsibility, our Board holds cybersecurity discussions on a semi-annual basis, during which it receives reports regarding cybersecurity risks from our COO, CISO, CSO and/or CIO and reviews the implementation and administration of the Cybersecurity Management Process. These reports may include, among others and as relevant: (a) a presentation of the Cybersecurity Work Plan and its status; (b) updates from the Audit and Financial Statements Review Committee - Acting as the Audit Committee in respect of its discussions and review of audit reports from the internal auditor; (c) information regarding resource utilization, main actions taken, external consulting, new tools, audits and training with respect to cybersecurity; (d) updates regarding material cybersecurity threats or incidents with an estimated material effect and responses thereto, if relevant; (e) regulatory updates; and (f) updates on cybersecurity trends, the threat intelligence landscape and the results of assessments performed by internal stakeholders or third-party advisors.

Furthermore, as part of the Company's risk management process, the Board holds an annual review of the Company's risk profile which considers cybersecurity risks, as described above. In addition, the Board, as well as the Audit and Financial Statements Review Committee - Acting as the Audit Committee, may conduct discussions on cybersecurity matters outside of the semi-annual discussions, as it deems necessary.

As mentioned above, internal escalation processes are in place within the framework of our Cybersecurity Incident Response Plan to provide ad hoc updates to the Board regarding cybersecurity incidents with an estimated material effect.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	the Board holds an annual review of the Company's risk profile which considers cybersecurity risks, as described above. In addition, the Board, as well as the Audit and Financial Statements Review Committee - Acting as the Audit Committee, may conduct discussions on cybersecurity matters outside of the semi-annual discussions, as it deems necessary.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	our Board holds cybersecurity discussions on a semi-annual basis, during which it receives reports regarding cybersecurity risks from our COO, CISO, CSO and/or CIO and reviews the implementation and administration of the Cybersecurity Management Process. internal escalation processes are in place within the framework of our Cybersecurity Incident Response Plan to provide ad hoc updates to the Board regarding cybersecurity incidents with an estimated material effect.
Cybersecurity Risk Role of Management [Text Block]
Management

The Cybersecurity Management Process described above is managed by our COO and primarily implemented by our CISO, CIO and CSO.

Our CSO is authorized in accordance with the Israeli Regulation of Security in Public Bodies Law, 5758-1998, and the procedures of the DSDE and the Company, to implement and oversee the Company's security guidelines and protection of the Company's networks in Israel, including by managing information security incidents, including cybersecurity incidents.

The day-to-day execution of our Cybersecurity Management Process, including the implementation of our information security strategy, policies, operations and cyber threat detection and response, is led by our CISO, who directly manages our cybersecurity team, comprising mainly of: (i) the design and implementation (D&I) team, which focuses on planning cyber defense architecture, topology and solutions for various Company systems, including our IT environment, and ongoing work with other relevant parties in the Company on the implementation of such cyber defense solutions; (ii) the governance, risk, compliance awareness (GRACE) team, which manages the Company's cybersecurity operations, including: (A) applying procedures, principles and rules aimed at creating a secure organizational environment that corresponds with the Company's policies and values; (B) identifying, verifying and managing cybersecurity risks, including by simulating cybersecurity attacks; (C) determining compliance standards with applicable laws, regulations and internal procedures; (D) creating organizational awareness to cybersecurity threats and their effects; and (E) educating and exercising both human and technological systems to address cyber events; (iii) the D&R team, as described above, which monitors and detects cyber incidents in real time through the SOC, provides proactive defense by collecting cyber threat intelligence (CTI) and manages our methodological response to cyber incidents; (iv) the Intelligence & Defense (I&D) team, which consolidates intelligence obtained from different sources and submits it to the Company's relevant planning and application parties, who translate such intelligence to a collection of various defensive actions, and liaises between the CISO and the Company's divisions regarding cybersecurity aspects originating from the security policies of the DSDE and/or the Company; (v) the system defense team, which focuses on cybersecurity aspects related to the Company's products and on the security of the supply chain from a software, code and development perspective; and (vi) the application security team, which focuses on cybersecurity aspects related to our secure software development lifecycle. The execution of our cybersecurity processes is achieved also through ongoing periodic updates by our CISO to our COO, CIO and CSO, based on a predefined topic-based reporting matrix as well as ad-hoc updates and reports, as required.
Our CISO, who has served in this role since 2023, is a certified Chief Information Security Officer, cyber security methodology professional and cyber security technology professional and has over 15 years of extensive professional experience in cybersecurity, information security, information technologies operations and in designing, implementing, and managing enterprise security solutions at large scales and across multiple regions.

Our cybersecurity processes, which are part of our Cybersecurity Management Process, are reviewed, updated and approved by our COO, CIO and CSO, with the involvement of additional professionals as applicable, based on analysis of the Company's current cybersecurity needs and the tools and technologies that could further enhance the Company's cybersecurity resilience and capabilities to address such needs.

Management has also adopted a multi-year cybersecurity work plan, which is formulated in coordination with the Company's cybersecurity professionals and approved annually (Cybersecurity Work Plan) by our COO and President and CEO, and which translates the priorities and mitigation strategies identified through the Company’s Cybersecurity Management Process into execution and resource planning. The Cybersecurity Work Plan generally addresses, among other things, identifying and assessing cybersecurity threats and significant cybersecurity risks, selecting and deploying appropriate tools and technologies, and budgeting and resource allocation to support these activities. The Cybersecurity Work Plan and its implementation are reviewed and assessed by our COO on a periodic basis or earlier as necessary.

As an additional and complementary layer of review and assessment of our Cybersecurity Management Process, our internal auditor annually examines risk-related aspects of the Company's cybersecurity controls. The findings and suggestions of such audits are reported by our internal auditor to our Audit and Financial Statements Review Committee - Acting as the Audit Committee, which discusses such reports, findings and suggestions and provides updates and recommendations to the Board, where necessary. Furthermore, within the framework of our Cybersecurity Incident Response Plan, we have internal escalation processes in place regarding cybersecurity incidents, to facilitate an efficient and timely flow of information to our CISO, CSO and relevant members of management and ultimately, to our Board, as discussed below.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The Cybersecurity Management Process described above is managed by our COO and primarily implemented by our CISO, CIO and CSO.

Our CSO is authorized in accordance with the Israeli Regulation of Security in Public Bodies Law, 5758-1998, and the procedures of the DSDE and the Company, to implement and oversee the Company's security guidelines and protection of the Company's networks in Israel, including by managing information security incidents, including cybersecurity incidents.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
Our CISO, who has served in this role since 2023, is a certified Chief Information Security Officer, cyber security methodology professional and cyber security technology professional and has over 15 years of extensive professional experience in cybersecurity, information security, information technologies operations and in designing, implementing, and managing enterprise security solutions at large scales and across multiple regions.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The execution of our cybersecurity processes is achieved also through ongoing periodic updates by our CISO to our COO, CIO and CSO, based on a predefined topic-based reporting matrix as well as ad-hoc updates and reports, as required.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true